Goodwill and Intangible Assets - Future Amortization of Finite Intangibles (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Estimated amortization expense
2021	$ 8,835
2022	8,901
2023	7,913
2024	7,256
2025	6,437
Thereafter	58,772
Total	98,114
VOBA
Estimated amortization expense
2021	1,486
2022	2,478
2023	2,272
2024	2,296
2025	2,070
Thereafter	57,683
Total	68,285
Other definite- lived intangible assets
Estimated amortization expense
2021	7,349
2022	6,423
2023	5,641
2024	4,960
2025	4,367
Thereafter	1,089
Total	$ 29,829